Expense Example - Efficient Enhanced Multi-Asset Fund	Sep. 29, 2025 USD ($)
Efficient Enhanced Multi-Asset Fund - Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 203
Expense Example, with Redemption, 3 Years	844
Expense Example, with Redemption, 5 Years	1,509
Expense Example, with Redemption, 10 Years	3,291
Efficient Enhanced Multi-Asset Fund - Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	228
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,631
Expense Example, with Redemption, 10 Years	$ 3,524